Pension Plans and Other Benefits - Defined Contribution Plans (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	May 31, 2011	May 31, 2010	May 31, 2009
Defined Contribution Pension And Other Postretirement Plans Disclosure Abstract
Maximum rate of first tier of deferred compensation elected by employees under the Company's "Investment Plan"	3.00%	3.00%
Mosaic's matching rate of first tier of employee's compensation deferrals under the "Investment Plan"	100.00%	100.00%
Maximum rate of second tier of deferred compensation elected by employees under the Company's "Investment Plan"	3.00%	3.00%
Mosaic's matching rate of second tier of employee's compensation deferrals under the "Investment Plan"	50.00%	50.00%
Expense attributable to the Company's Investment Plan and Savings Plan	$ 28.5	$ 24.0	$ 24.1